Stockholders' Equity (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	May 16, 2018 USD ($) shares	Sep. 29, 2017 USD ($) $ / shares shares	Dec. 05, 2016 shares	Oct. 14, 2016 USD ($) shares	May 06, 2015 $ / shares	Nov. 14, 2014 USD ($) $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Feb. 09, 2018 USD ($)	Dec. 04, 2016 shares
Authorized Capital
Reverse stock split of outstanding common stock			10
Common Stock, Shares authorized			60,000,000					60,000,000	60,000,000			400,000,000
Common Stock, Par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001
Preferred stock shares authorized								5,000,000
Par value per share (in dollars per share) | $ / shares								$ 0.001
Common stock
Net proceeds from the issuance of common stock and warrants | $								$ 24,474	$ 45,648	$ 13,692
At-The-Market Equity Offering
Common stock
Common stock value that may be sold under the At-the-Market Equity Offering Sales Agreement | $											$ 50,000
Common stock sold under the ATM Sales Agreement	1,501,501
Net proceeds from the issuance of common stock and warrants | $	$ 24,474
Remaining common stock value that is available and may be sold under the At-the-Market Equity Offering Sales Agreement | $								$ 25,000
Private Placement, September 2017
Common stock
Proceeds from issue of new stock or shares (in shares)		5,483,320
Warrants issued to purchase shares under private placement		3,289,988
Net proceeds from private placement after deducting offering expenses | $		$ 45,648
Warrant term		5 years
Exercise price (in dollars per share) | $ / shares		$ 9.02
Estimated fair value of warrants | $		$ 21,069
Expected volatility of warrants (as a percent)		97.00%
Risk-free interest rate of warrants (as a percent)		1.92%
Expected life of warrants		5 years
Expected dividends on warrants (in dollars per share) | $ / shares		$ 0
Shares issued under direct offering		5,483,320
Direct Offering, October 2016
Common stock
Proceeds from issue of new stock or shares (in shares)				1,728,395
Shares issued under direct offering				1,728,395
Net cash proceeds from public offering after deducting offering expenses | $				$ 13,692
Private Placement, November 2014
Common stock
Proceeds from issue of new stock or shares (in shares)						6,431,111
Warrants issued to purchase shares under private placement						6,430,948
Net proceeds from private placement after deducting offering expenses | $						$ 42,814
Warrant term					4 years
Exercise price (in dollars per share) | $ / shares					$ 8.50
Shares issued under direct offering						6,431,111
Maximum contingent per share cash settlement price (in dollars per share) | $ / shares						$ 1.25
Warrants exercised							1,111,082
Common stock issued upon exercise of warrants							674,579